Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 96.90%
Australia: 5.58%
AGL Energy Limited (Utilities, Multi-utilities)	132,100	$ 949,897
Beach Petroleum Limited (Energy, Oil, gas & consumable fuels)	906,700	1,145,039
BlueScope Steel Limited (Materials, Metals & mining)	126,700	1,618,108
Fortescue Metals Group Limited (Materials, Metals & mining)	188,500	3,481,247
Harvey Norman Holdings Limited (Consumer discretionary, Multiline retail)	534,000	2,156,307
Metcash Limited (Consumer staples, Food & staples retailing)	498,500	1,294,433
Mineral Resources Limited (Materials, Metals & mining)	18,300	533,234
Mirvac Group (Real estate, Equity REITs)	439,900	758,216
Qantas Airways Limited (Industrials, Airlines)†	244,600	939,066
Rio Tinto Limited (Materials, Metals & mining)	15,900	1,560,108
St. Barbara Limited (Materials, Metals & mining)	559,600	888,367
Super Cheap Auto Group Limited (Consumer discretionary, Specialty retail)	183,200	1,553,788
		16,877,810
Austria: 0.90%
OMV AG (Energy, Oil, gas & consumable fuels)	34,400	1,657,363
Raiffeisen Bank International AG (Financials, Banks)†	52,900	1,069,403
		2,726,766
Belgium: 0.69%
Bpost SA (Industrials, Air freight & logistics)†	105,700	1,144,895
UCB SA (Health care, Pharmaceuticals)	9,600	951,903
		2,096,798
Brazil: 0.69%
Banco do Brasil SA (Financials, Banks)	121,700	609,130
Companhia de Saneamento de Minas Gerais SA (Utilities, Water utilities)	225,900	581,660
JBS SA (Consumer staples, Food products)	197,500	909,934
		2,100,724
Canada: 1.15%
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	22,400	1,079,516
Magna International Incorporated (Consumer discretionary, Auto components)	28,500	2,400,530
		3,480,046
China: 1.68%
Agile Property Holdings Limited (Real estate, Real estate management & development)	632,000	892,552
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	1,302,000	615,847
China Resources Cement Holdings Limited (Materials, Construction materials)	1,076,000	1,280,207
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	458,900	841,719
Shenzhen International Holdings Limited H Shares (Industrials, Transportation infrastructure)	502,000	831,066
YiChang HEC ChangJiang Pharmaceutical Company Limited H Shares (Health care, Pharmaceuticals)144A	541,000	631,587
		5,092,978
See accompanying notes to portfolio of investments

Wells Fargo International Value Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Denmark: 1.63%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	402	$ 859,759
Danske Bank AS (Financials, Banks)†	63,800	1,172,830
DFDS AS (Industrials, Marine)†	23,600	1,138,798
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	6,000	582,512
Sydbank AS (Financials, Banks)†	51,500	1,176,101
		4,930,000
Finland: 0.34%
Nordea Bank AB (Financials, Banks)	115,100	1,042,441
France: 10.03%
Arkema SA (Materials, Chemicals)	20,400	2,248,848
AXA SA (Financials, Insurance)	72,100	1,813,189
BNP Paribas SA (Financials, Banks)†	44,100	2,621,632
Bouygues SA (Industrials, Construction & engineering)	38,600	1,562,686
Capgemini SE (Information technology, IT services)	10,500	1,686,300
Carrefour SA (Consumer staples, Food & staples retailing)	76,800	1,340,032
Compagnie de Saint-Gobain SA (Industrials, Building products)†	52,900	2,844,770
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	16,600	2,400,209
Credit Agricole SA (Financials, Banks)†	124,500	1,744,429
Engie SA (Utilities, Multi-utilities)†	47,000	684,283
Neopost SA (Information technology, Technology hardware, storage & peripherals)	55,600	1,266,155
Orange SA (Communication services, Diversified telecommunication services)	126,300	1,455,205
Sanofi SA (Health care, Pharmaceuticals)	59,200	5,432,825
Societe Bic SA (Industrials, Commercial services & supplies)	19,900	1,117,760
Total SA (Energy, Oil, gas & consumable fuels)	45,900	2,140,322
		30,358,645
Germany: 8.25%
Allianz AG (Financials, Insurance)	11,400	2,751,496
Aurubis AG (Materials, Metals & mining)	21,200	1,849,377
Bayer AG (Health care, Pharmaceuticals)	37,200	2,259,572
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	15,100	1,304,774
Daimler AG (Consumer discretionary, Automobiles)	23,600	1,891,901
Deutsche Lufthansa AG (Industrials, Airlines)†	70,500	1,052,014
Deutsche Post AG (Industrials, Air freight & logistics)	52,300	2,597,615
Fresenius SE & Company KGaA (Health care, Health care providers & services)	30,200	1,293,859
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	4,000	1,176,626
Rheinmetall AG (Industrials, Industrial conglomerates)	19,300	1,923,217
Siltronic AG (Information technology, Semiconductors & semiconductor equipment)†	11,900	1,982,833
United Internet AG (Communication services, Diversified telecommunication services)	47,200	2,079,235
Volkswagen AG (Consumer discretionary, Automobiles)	11,900	2,785,179
		24,947,698
Hong Kong: 2.69%
China Water Affairs Group Limited (Utilities, Water utilities)	872,000	687,255
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	145,500	1,097,996
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	572,500	974,347
See accompanying notes to portfolio of investments

2  |  Wells Fargo International Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Lee & Man Paper Manufacturing Limited (Materials, Paper & forest products)	1,131,000	$ 1,045,461
Sinotruk Hong Kong Limited (Industrials, Machinery)	280,000	893,603
WH Group Limited (Consumer staples, Food products)144A	1,743,500	1,563,762
Xinyi Glass Holdings Limited (Industrials, Building products)	370,000	1,035,278
Yue Yuen Industrial Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	396,000	843,363
		8,141,065
India: 0.60%
REC Limited (Financials, Diversified financial services)	387,800	715,354
Tech Mahindra Limited (Information technology, IT services)	89,200	1,114,190
		1,829,544
Ireland: 1.11%
C&C Group plc (Consumer staples, Beverages)†	240,000	862,485
Grafton Group plc (Industrials, Trading companies & distributors)	83,000	1,148,093
Smurfit Kappa Group plc (Materials, Containers & packaging)	28,800	1,360,757
		3,371,335
Israel: 0.30%
Teva Pharmaceutical Industries Limited (Health care, Pharmaceuticals)†	83,500	908,228
Italy: 1.79%
A2A SpA (Utilities, Multi-utilities)	674,100	1,130,819
Enel SpA (Utilities, Electric utilities)	122,200	1,152,212
Leonardo SpA (Industrials, Aerospace & defense)	101,900	812,756
Mediobanca SpA (Financials, Banks)†	110,500	1,147,424
UnipolSai Assicurazioni SpA (Financials, Insurance)	399,200	1,157,195
		5,400,406
Japan: 24.50%
Adeka Corporation (Materials, Chemicals)	96,000	1,617,331
Alfresa Holdings Corporation (Health care, Health care providers & services)	33,600	649,664
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	158,300	2,502,908
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	108,800	2,155,851
Credit Saison Company Limited (Financials, Consumer finance)	90,700	1,141,009
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	32,200	913,386
Denka Company Limited (Materials, Chemicals)	53,200	2,010,501
DIC Incorporated (Materials, Chemicals)	50,900	1,252,126
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	270,800	1,197,474
Fuji Machine Manufacturing Company Limited (Industrials, Machinery)	34,900	825,210
Geo Holdings Corporation (Consumer discretionary, Specialty retail)	64,300	723,501
Hitachi Capital Corporation (Financials, Consumer finance)	44,100	1,198,801
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	39,900	1,840,297
Honda Motor Company Limited (Consumer discretionary, Automobiles)	97,100	2,683,969
Isuzu Motors Limited (Consumer discretionary, Automobiles)	148,300	1,560,759
Itochu Corporation (Industrials, Trading companies & distributors)	115,600	3,452,741
Itoham Yonekyu Holdings Incorporated (Consumer staples, Food & staples retailing)	99,900	668,047
Japan Airlines Company Limited (Industrials, Airlines)†	53,800	1,287,895
Kaken Pharmaceutical Company Limited (Health care, Pharmaceuticals)	16,900	674,884
See accompanying notes to portfolio of investments

Wells Fargo International Value Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Kamigumi Company Limited (Industrials, Transportation infrastructure)	37,000	$ 696,172
KDDI Corporation (Communication services, Wireless telecommunication services)	157,000	4,894,235
K's Holdings Corporation (Consumer discretionary, Specialty retail)	51,900	696,178
Marubeni Corporation (Industrials, Trading companies & distributors)	180,200	1,350,047
Matsumotokiyoshi Holdings Company Limited (Consumer staples, Food & staples retailing)	27,200	1,072,021
MediPal Holdings Corporation (Health care, Health care providers & services)	57,900	1,150,272
Megmilk Snow Brand Company Limited (Consumer staples, Food products)	24,900	500,273
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	87,500	2,049,494
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	247,700	1,302,826
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	208,200	1,123,381
Mitsui Chemicals Incorporated (Materials, Chemicals)	60,400	1,871,062
Mizuho Financial Group Incorporated (Financials, Banks)	79,980	1,177,177
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	173,000	4,481,573
Nomura Holdings Incorporated (Financials, Capital markets)	273,500	1,597,560
ORIX Corporation (Financials, Diversified financial services)	112,600	1,921,261
Resona Holdings Incorporated (Financials, Banks)	378,000	1,527,396
Sawai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	16,200	729,020
SEINO Holdings Company Limited (Industrials, Road & rail)	3,800	53,430
Sojitz Corporation (Industrials, Trading companies & distributors)	678,500	1,794,894
Sompo Holdings Incorporated (Financials, Insurance)	22,700	873,633
Sumitomo Heavy Industries Limited (Industrials, Machinery)	75,500	2,095,544
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	44,900	1,585,212
T&D Holdings Incorporated (Financials, Insurance)	76,800	1,046,069
Teijin Limited (Materials, Chemicals)	79,300	1,368,093
The Keiyo Bank Limited (Financials, Banks)	203,300	822,618
The Yokohama Rubber Company Limited (Consumer discretionary, Auto components)	85,500	1,493,841
Toho Holdings Company Limited (Health care, Health care providers & services)	50,700	880,290
Tokuyama Corporation (Materials, Chemicals)	55,500	1,393,743
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	67,300	1,200,805
Toyota Boshoku Corporation (Consumer discretionary, Auto components)	61,100	954,772
UBE Industries Limited (Materials, Chemicals)	75,600	1,528,093
ULVAC Incorporated (Information technology, Semiconductors & semiconductor equipment)	11,700	529,353
		74,116,692
Netherlands: 3.42%
ABN AMRO Group NV (Financials, Banks)144A†	91,500	1,052,113
Aegon NV (Financials, Insurance)	240,800	1,154,090
ASR Nederland NV (Financials, Insurance)	31,200	1,303,549
ING Groep NV (Financials, Banks)	75,800	830,215
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	117,200	3,094,636
RHI Magnesita NV (Materials, Construction materials)	22,300	1,218,748
Signify NV (Industrials, Electrical equipment)144A†	39,100	1,703,776
		10,357,127
See accompanying notes to portfolio of investments

4  |  Wells Fargo International Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Norway: 0.92%
Den Norske Bank ASA (Financials, Banks)	75,700	$ 1,470,653
Leroy Seafood Group ASA (Consumer staples, Food products)	162,000	1,301,527
		2,772,180
Poland: 0.28%
Asseco Poland SA (Information technology, Software)	48,400	858,993
Russia: 0.57%
Gazprom Neft ADR (Energy, Oil, gas & consumable fuels)	886	20,378
Gazprom Neft ADR (Energy, Oil, gas & consumable fuels)	38,114	864,052
Lukoil PJSC ADR (Energy, Oil, gas & consumable fuels)	11,300	841,850
		1,726,280
Singapore: 0.75%
DBS Group Holdings Limited (Financials, Banks)	53,900	1,068,007
United Overseas Bank Limited (Financials, Banks)	65,000	1,193,661
		2,261,668
South Africa: 0.25%
Absa Group Limited (Financials, Banks)	93,200	745,851
South Korea: 1.81%
Industrial Bank of Korea (Financials, Banks)	112,500	832,371
KB Financial Group Incorporated (Financials, Banks)	27,700	1,072,147
KT&G Corporation (Consumer staples, Tobacco)	12,200	849,185
LG Uplus Corporation (Communication services, Diversified telecommunication services)	81,400	853,555
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	4,800	1,052,278
Woori Financial Group Incorporated (Financials, Banks)	94,600	805,619
		5,465,155
Spain: 1.74%
Banco Santander Central Hispano SA (Financials, Banks)†	325,356	1,131,293
Compania de Distribucion Integral Logista Holdings SA (Industrials, Air freight & logistics)	35,800	688,878
Enagás SA (Utilities, Gas utilities)	49,700	1,040,999
International Consolidated Airlines Group SA (Industrials, Airlines)†	367,100	992,974
Repsol SA (Energy, Oil, gas & consumable fuels)	111,700	1,406,057
		5,260,201
Sweden: 2.24%
Boliden AB (Materials, Metals & mining)	47,100	1,865,323
Securitas AB Class B (Industrials, Commercial services & supplies)	68,700	1,053,237
Volvo AB Class B (Industrials, Machinery)†	150,900	3,863,100
		6,781,660
Switzerland: 7.89%
Baloise Holding AG (Financials, Insurance)	7,100	1,241,805
Credit Suisse Group AG (Financials, Capital markets)	184,800	2,673,420
Helvetia Holding AG (Financials, Insurance)	8,900	975,864
Novartis AG (Health care, Pharmaceuticals)	59,500	5,124,522
Roche Holding AG (Health care, Pharmaceuticals)	21,800	7,151,683
Swiss Life Holding AG (Financials, Insurance)	4,400	2,186,966
See accompanying notes to portfolio of investments

Wells Fargo International Value Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Switzerland: (continued)
UBS Group AG (Financials, Capital markets)	214,200	$ 3,332,598
Valiant Holding AG (Financials, Banks)	10,500	1,048,277
Zurich Insurance Group AG (Financials, Insurance)	300	122,463
		23,857,598
Taiwan: 1.66%
Catcher Technology Company Limited (Information technology, Technology hardware, storage & peripherals)	119,000	819,242
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	333,000	1,337,743
Powertech Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	257,000	921,497
Tripod Technology Corporation (Information technology, Electronic equipment, instruments & components)	212,000	1,053,767
Wistron Corporation (Information technology, Technology hardware, storage & peripherals)	769,000	883,067
		5,015,316
Thailand: 0.87%
Krung Thai Bank PCL ADR (Financials, Banks)	2,365,200	941,842
Quality House PCL (Real estate, Real estate management & development)	12,240,900	958,637
Thanachart Capital PCL (Financials, Banks)	676,600	729,700
		2,630,179
Turkey: 0.38%
Coca-Cola Icecek AS (Consumer staples, Beverages)	121,861	1,163,355
United Kingdom: 12.19%
3i Group plc (Financials, Capital markets)	80,400	1,248,129
Anglo American plc (Materials, Metals & mining)	82,100	3,185,562
Aviva plc (Financials, Insurance)	241,200	1,222,015
Babcock International Group plc (Industrials, Commercial services & supplies)†	241,900	876,381
BAE Systems plc (Industrials, Aerospace & defense)	181,600	1,229,261
Barclays plc (Financials, Banks)	449,400	1,002,939
Barratt Developments plc (Consumer discretionary, Household durables)†	109,200	1,014,833
Bellway plc (Consumer discretionary, Household durables)	25,100	983,820
Bovis Homes Group plc (Consumer discretionary, Household durables)†	91,111	1,071,479
British American Tobacco plc (Consumer staples, Tobacco)	58,900	2,045,312
BT Group plc (Communication services, Diversified telecommunication services)†	700,200	1,211,989
Centrica plc (Utilities, Multi-utilities)†	1,625,800	1,201,062
Crest Nicholson Holdings plc (Consumer discretionary, Household durables)†	220,200	986,393
GlaxoSmithKline plc (Health care, Pharmaceuticals)	228,000	3,804,355
Imperial Tobacco Group plc (Consumer staples, Tobacco)	46,400	864,555
J Sainsbury plc (Consumer staples, Food & staples retailing)	465,900	1,474,575
Kingfisher plc (Consumer discretionary, Specialty retail)†	399,800	1,481,838
Legal & General Group plc (Financials, Insurance)	288,300	1,048,315
Lloyds Banking Group plc (Financials, Banks)†	1,986,600	1,082,443
Marks & Spencer Group plc (Consumer discretionary, Multiline retail)†	406,200	809,171
Marston's plc (Consumer discretionary, Hotels, restaurants & leisure)†	611,700	815,152
Mitchells & Butlers plc (Consumer discretionary, Hotels, restaurants & leisure)†	235,200	993,036
Mitchells & Butlers plc (Consumer discretionary, Hotels, restaurants & leisure)♦†	91,467	119,785
See accompanying notes to portfolio of investments

6  |  Wells Fargo International Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Paragon Group of Companies plc (Financials, Thrifts & mortgage finance)	121,500	$ 761,445
Petrofac Limited (Energy, Energy equipment & services)†	242,000	440,490
Premier Foods plc (Consumer staples, Food products)†	73,926	93,106
QinetiQ Group plc (Industrials, Aerospace & defense)	238,400	992,738
Redrow plc (Consumer discretionary, Household durables)	128,200	976,085
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	90,200	1,768,220
Tate & Lyle plc (Consumer staples, Food products)	119,000	1,208,207
Tesco plc (Consumer staples, Food & staples retailing)	278,053	873,951
		36,886,642
Total Common stocks (Cost $260,976,666)		293,203,381

	Dividend yield
Preferred stocks: 0.40%
Brazil: 0.21%
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	1.63%	286,600	646,412
Germany: 0.19%
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	3.25	7,110	569,511
Total Preferred stocks (Cost $1,649,893)			1,215,923

		Yield
Short-term investments: 1.50%
Investment companies: 1.50%
Securities Lending Cash Investments LLC ♠∩∞		0.05	4,255,017	4,255,017
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	269,713	269,713
Total Short-term investments (Cost $4,524,730)				4,524,730
Total investments in securities (Cost $267,151,289)	98.80%			298,944,034
Other assets and liabilities, net	1.20			3,623,912
Total net assets	100.00%			$302,567,946

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo International Value Portfolio  |  7

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$32,915,939	$(28,660,922)	$0	$0	$4,255,017		4,255,017	$2,768#
Wells Fargo Government Money Market Fund Select Class	3,130,999	64,429,958	(67,291,244)	0	0	269,713		269,713	1,196
				$0	$0	$4,524,730	1.50%		$3,964

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

8  |  Wells Fargo International Value Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

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Notes to portfolio of investments—February 28, 2021 (unaudited)

Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$16,877,810	$0	$16,877,810
Austria	0	2,726,766	0	2,726,766
Belgium	0	2,096,798	0	2,096,798
Brazil	2,100,724	0	0	2,100,724
Canada	3,480,046	0	0	3,480,046
China	0	5,092,978	0	5,092,978
Denmark	1,138,798	3,791,202	0	4,930,000
Finland	0	1,042,441	0	1,042,441
France	0	30,358,645	0	30,358,645
Germany	1,982,833	22,964,865	0	24,947,698
Hong Kong	0	8,141,065	0	8,141,065
India	0	1,829,544	0	1,829,544
Ireland	1,360,757	2,010,578	0	3,371,335
Israel	0	908,228	0	908,228
Italy	0	5,400,406	0	5,400,406
Japan	0	74,116,692	0	74,116,692
Netherlands	0	10,357,127	0	10,357,127
Norway	0	2,772,180	0	2,772,180
Poland	0	858,993	0	858,993
Russia	862,228	864,052	0	1,726,280
Singapore	0	2,261,668	0	2,261,668
South Africa	0	745,851	0	745,851
South Korea	0	5,465,155	0	5,465,155
Spain	0	5,260,201	0	5,260,201
Sweden	0	6,781,660	0	6,781,660
Switzerland	0	23,857,598	0	23,857,598
Taiwan	0	5,015,316	0	5,015,316
Thailand	2,630,179	0	0	2,630,179
Turkey	1,163,355	0	0	1,163,355
United Kingdom	93,106	36,793,536	0	36,886,642
Preferred stocks
Brazil	646,412	0	0	646,412
Germany	0	569,511	0	569,511
Short-term investments
Investment companies	4,524,730	0	0	4,524,730
Total assets	$19,983,168	$278,960,866	$0	$298,944,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

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